UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21902

Cohen & Steers Institutional Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.4%
AUSTRALIA 5.8%
REAL ESTATE
DIVERSIFIED 3.1%
BGP Holdings PLC (EUR)(a),(b)	7,741,744	$109,843
Dexus Property Group	1,895,432	14,148,030
		14,257,873
INDUSTRIALS 2.0%
Goodman Group	1,619,289	9,575,436

RETAIL 0.7%
Scentre Group	987,161	3,235,478
TOTAL AUSTRALIA		27,068,787

AUSTRIA 1.1%
REAL ESTATE—DIVERSIFIED
BUWOG AG	209,596	5,288,068

BELGIUM 0.3%
REAL ESTATE—RESIDENTIAL
Aedifica SA	20,332	1,531,543

CANADA 1.9%
REAL ESTATE
OFFICE 1.4%
Allied Properties REIT	227,186	6,165,464

RETAIL 0.5%
Smart Real Estate Investment Trust	98,042	2,408,567
TOTAL CANADA		8,574,031

FRANCE 3.1%
REAL ESTATE
DIVERSIFIED 1.2%
Gecina SA	41,417	5,620,160

RETAIL 1.9%
Klepierre	219,403	8,533,794
TOTAL FRANCE		14,153,954

GERMANY 4.7%
REAL ESTATE
DIVERSIFIED 0.9%
TLG Immobilien AG	209,809	4,088,149

	Number of Shares	Value
OFFICE 1.1%
Alstria Office REIT AG	410,876	$5,027,558

RESIDENTIAL 2.7%
ADO Properties SA, 144A(c)	72,682	2,606,799
Deutsche Wohnen AG	306,348	10,087,052
		12,693,851
TOTAL GERMANY		21,809,558

HONG KONG 6.5%
REAL ESTATE
DIVERSIFIED 5.8%
Cheung Kong Property Holdings Ltd.	1,313,000	8,844,567
Hang Lung Properties Ltd.	3,604,000	9,367,664
Sun Hung Kai Properties Ltd.	587,245	8,629,399
		26,841,630
RETAIL 0.7%
Link REIT	508,500	3,562,739
TOTAL HONG KONG		30,404,369

JAPAN 11.0%
REAL ESTATE
DIVERSIFIED 7.8%
Activia Properties	1,523	7,264,107
Mitsui Fudosan Co., Ltd.	719,833	15,349,713
Sumitomo Realty & Development Co., Ltd.	193,000	5,003,126
Tokyo Tatemono Co., Ltd.	638,400	8,417,957
		36,034,903
OFFICE 1.9%
Hulic REIT	1,362	2,258,378
Kenedix Office Investment Corp.	672	3,959,687
Nippon Building Fund	483	2,642,118
		8,860,183
RETAIL 1.3%
Japan Retail Fund Investment Corp.	3,106	6,093,150
TOTAL JAPAN		50,988,236

NORWAY 0.5%
REAL ESTATE—OFFICE
Entra ASA, 144A(c)	228,330	2,493,063

	Number of Shares	Value
SINGAPORE 0.3%
REAL ESTATE—INDUSTRIALS
Global Logistic Properties Ltd.	720,000	$1,430,890

SPAIN 1.0%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SA	177,120	2,545,178
Merlin Properties Socimi SA	189,370	2,117,168
		4,662,346
SWEDEN 0.4%
REAL ESTATE—DIVERSIFIED
Fastighets AB Balder, Class B(b)	89,712	1,872,202

UNITED KINGDOM 5.7%
REAL ESTATE
DIVERSIFIED 0.7%
LondonMetric Property PLC	1,671,025	3,345,617

HEALTH CARE 0.6%
Assura PLC	3,974,712	2,880,883

INDUSTRIALS 2.0%
Segro PLC	1,653,219	9,449,357

OFFICE 0.3%
Workspace Group PLC	112,212	1,103,635

RESIDENTIAL 0.8%
UNITE Group PLC	456,106	3,637,314

SELF STORAGE 1.3%
Big Yellow Group PLC	509,827	4,666,160
Safestore Holdings PLC	259,838	1,233,839
		5,899,999
TOTAL UNITED KINGDOM		26,316,805

UNITED STATES 56.1%
REAL ESTATE
HEALTH CARE 3.6%
HCP	473,404	14,808,077
Quality Care Properties(b)	95,688	1,804,676
		16,612,753
HOTEL 3.8%
Apple Hospitality REIT	115,381	2,203,777
Hilton Worldwide Holdings	138,487	8,095,950

	Number of Shares	Value
Red Rock Resorts, Class A	101,332	$2,247,544
Sunstone Hotel Investors	343,283	5,262,528
		17,809,799
INDUSTRIALS 1.0%
Prologis	86,444	4,484,715

OFFICE 13.6%
Alexandria Real Estate Equities	37,107	4,101,066
Corporate Office Properties Trust	142,876	4,729,196
Cousins Properties	877,378	7,255,916
Douglas Emmett	223,083	8,566,387
Empire State Realty Trust, Class A	283,618	5,853,875
Kilroy Realty Corp.	70,917	5,111,697
Parkway	162,009	3,222,359
SL Green Realty Corp.	117,593	12,537,766
Vornado Realty Trust	116,183	11,654,317
		63,032,579
RESIDENTIAL 16.4%
APARTMENT 9.4%
Apartment Investment & Management Co.	100,263	4,446,664
AvalonBay Communities	87,242	16,017,631
Essex Property Trust	51,844	12,003,441
UDR	306,701	11,120,978
		43,588,714
MANUFACTURED HOME 3.5%
Equity Lifestyle Properties	62,112	4,786,351
Sun Communities	139,831	11,232,624
		16,018,975
SINGLE FAMILY 2.0%
American Homes 4 Rent, Class A	413,753	9,499,769

STUDENT HOUSING 1.5%
Education Realty Trust	175,169	7,155,654
TOTAL RESIDENTIAL		76,263,112

SELF STORAGE 3.6%
Extra Space Storage	104,452	7,770,184
Public Storage	40,399	8,843,745
		16,613,929

		Number of Shares	Value
SHOPPING CENTERS 9.1%
COMMUNITY CENTER 3.7%
Brixmor Property Group		201,044	$4,314,404
Tanger Factory Outlet Centers		165,480	5,422,780
Weingarten Realty Investors		221,124	7,383,330
			17,120,514
FREE STANDING 2.4%
Realty Income Corp.		192,333	11,449,584

REGIONAL MALL 3.0%
Simon Property Group		80,366	13,825,363
TOTAL SHOPPING CENTERS			42,395,461

SPECIALTY 5.0%
CyrusOne		94,251	4,851,099
Digital Realty Trust		43,485	4,626,369
DuPont Fabros Technology		127,841	6,339,635
Equinix		9,503	3,804,716
GEO Group/The		77,799	3,607,540
			23,229,359
TOTAL UNITED STATES			260,441,707
TOTAL COMMON STOCK (Identified cost—$421,989,267)			457,035,559

SHORT-TERM INVESTMENTS 1.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53%(d)		4,700,000	4,700,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,700,000)			4,700,000

TOTAL INVESTMENTS (Identified cost—$426,689,267)	99.4%		461,735,559
OTHER ASSETS IN EXCESS OF LIABILITIES	0.6		2,882,595
NET ASSETS (Equivalent to $25.13 per share based on 18,485,579 shares of common stock outstanding)	100.0%		$464,618,154

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b) Non-income producing security.

(c) Resale is restricted to qualified institutional investors. Aggregate holdings amounting to $5,099,862 or 1.1% of the net assets of the Fund, of which 0.0% are illiquid.

(d) Rate quoted represents the annualized seven-day yield of the fund.

Sector Summary	% of Net Assets
Diversified	22.0
Residential	20.2
Office	18.8
Shopping Centers	9.1
Industrials	5.3
Retail	5.1
Specialty	5.0
Self Storage	4.9
Health Care	4.2
Hotel	3.8
Other	1.6
100.0

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2017.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$27,068,787	$26,958,944	$—	$109,843	(a)
Other Countries	429,966,772	429,966,772	—	—
Short-Term Investments	4,700,000	—	4,700,000	—
Total Investments(b)	$461,735,559	$456,925,716	$4,700,000	$109,843

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock - Australia
Balance as of December 31, 2016	$427,026
Sales(a)	(346,293)
Realized gain (loss)(a)	346,293
Change in unrealized appreciation (depreciation)(a)	(317,183)
Balance as of March 31, 2017	$109,843

(a) Amount represents proceeds received as part of a liquiditing distribution from BGP Holdings PLC and is included in change in unrealized appreciation (depreciation).

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2017 which were valued using significant unobservable inputs (Level 3) amounted to $29,110.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value	Valuation	Unobservable	Input
	at March 31, 2017	Technique	Inputs	Values
Common Stock — Australia	$109,843	Estimated Distributions Less Discount Rate	Discount Rate	20.00%

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investments in Common Stock — Australia is a discount rate to reflect the uncertainty regarding the amount and timing of distributions. Significant increases (decreases) in these inputs may result in a materially lower (higher) fair value measurement.

Note 2.   Income Tax Information

As of March 31, 2017, the federal tax cost and net unrealized appreciation (depreciation) in value of securities held were as follows:

Cost for federal income tax purposes	$426,689,267
Gross unrealized appreciation	$42,176,491
Gross unrealized depreciation	(7,130,199)
Net unrealized appreciation (depreciation)	$35,046,292

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: May 26, 2017